Organization and Business Description - Schedule of Major Subsidiaries (Details)	6 Months Ended
Mar. 31, 2026
Global Mofy HK Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Oct. 21, 2021
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Mofy Metaverse (Beijing) Technology Co., Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Dec. 09, 2021
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Zhejiang Mofy Metaverse Technology Co., Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Apr. 03, 2023
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Virtual technology service and digital marketing
Global Mofy (Beijing) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Nov. 22, 2017
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Virtual technology service, digital marketing and digital asset development
Kashi Mofy Interactive Digital Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jul. 31, 2019
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Virtual technology service and digital marketing
Shanghai Moying Feihuan Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	May 11, 2020
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Virtual technology service and digital marketing
Xi’an Shuzi Yunku Technology Co., Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jun. 08, 2018
Place of Incorporation	PRC
Percentage of Ownership	60.00%
Principal Activities	Virtual technology service
Mofy (Beijing) Filming Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Feb. 07, 2018
Place of Incorporation	PRC
Percentage of Ownership	60.00%
Principal Activities	Virtual technology service
Global Mofy (Beijing) Technology Co., Ltd One [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Dec. 14, 2023
Place of Incorporation	US
Percentage of Ownership	100.00%
Principal Activities	Overseas business
Gauss Intelligence (Beijing) Technology Co.. Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Feb. 28, 2024
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	(AIGC), AI-generated 3D digital assets and synthetic video content creation
Anji Century Mofy EducationConsulting Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Mar. 05, 2024
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Education and training
GMM Discovery LLC [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	May 22, 2024
Place of Incorporation	US
Percentage of Ownership	100.00%
Principal Activities	Overseas business
Kuyu Intelligent Technology (Anji) Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Sep. 03, 2024
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Virtual technology service and digital marketing
Global Mofy(Lianyungang) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jan. 16, 2025
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Virtual technology service and digital marketing
Mo Fei Xiao Xi (Lingshui) Culture Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Jul. 22, 2025
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Virtual technology service and digital marketing
Global Mofy Cultural Tourism Technology (Beijing) Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Nov. 10, 2025
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Principal Activities	Virtual technology service and digital marketing
Xingmo Zhizao (Beijing) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Dec. 11, 2025
Place of Incorporation	PRC
Percentage of Ownership	55.00%
Principal Activities	Virtual technology service and digital marketing
Eaglepoint AI Inc [Member]
Schedule of Major Subsidiaries [Line Items]
Date of Incorporation	Dec. 11, 2025
Place of Incorporation	US
Percentage of Ownership	51.00%
Principal Activities	Overseas business